COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 11, 2013	Dec. 25, 2012
Commitments And Contingencies Disclosure [Abstract]
Commitments And Contingencies

(10) COMMITMENTS AND CONTINGENCIES

The Company is subject to various claims, possible legal actions, and other matters arising out of the normal course of business. While it is not possible to predict the outcome of these issues, management is of the opinion that adequate provision for potential losses has been made in the accompanying condensed consolidated financial statements and that the ultimate resolution of these matters will not have a material adverse effect on the Company’s financial position, results of operations or cash flows.

Prior to the acquisition of the Company by Lone Star Fund, the Company guaranteed certain lease payments of related parties in connection with the leasing of real estate for restaurant locations. As of December 25, 2012 and June 11, 2013, the Company was responsible as guarantor for five of these leases. The leases expire at various times through 2016. These guarantees will require payment by the Company only in an event of default by the related party where it is unable to make the required lease payments. Management believes that any future payments required under these guarantees will not be significant. At December 25, 2012 and June 11, 2013 the maximum potential amount of future lease payments the Company could be required to make as a result of the guarantees was approximately $2.0 million and $1.8 million, respectively.

At December 25, 2012 and June 11, 2013, the Company had outstanding letters of credit of $976,000, of which $761,000 were drawn on the Company’s credit facility (see Note 6, Long-Term Debt ) and $215,000 were collateralized by restricted cash. The letters of credit typically act as guarantee of payment to certain third parties in accordance with specified terms and conditions.

(11) Commitments and Contingencies

Prior to the Acquisition, the Company guaranteed certain lease payments of Star’s subsidiaries in connection with the leasing of real estate for restaurant locations. As of December 25, 2012, the Company was responsible as guarantor for five of the leases of its affiliates. The leases expire at various times through 2016. These guarantees will require payment by the Company only in an event of default by the affiliate where it is unable to make the required lease payments. During 2010 and 2011, the Company incurred expenses of $280 and $130 in connection with certain of these guarantees in return for releases from such guarantees which are included in other expenses. Management believes that any future payments required under these guarantees will not be significant. At December 25, 2012 the maximum potential amount of future payments the Company could be required to make as a result of the guarantees was $1,997.

At December 25, 2012 the Company had outstanding letters of credit of $976, of which $215 were collateralized by restricted cash and $761 were outstanding on the Company’s revolving credit facility. The letters of credit typically act as guarantee of payment to certain third parties in accordance with specified terms and conditions.